Shareholder Fees	Mar. 30, 2026 USD ($)
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.50%
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0